Loans And Leases	12 Months Ended
Dec. 31, 2011
Loans And Leases [Abstract]
Loans And Leases

5. LOANS AND LEASES

A. Loans and leases outstanding are detailed by portfolio segment as follows:

	December 31,
(dollars in thousands)	2011	2010
Loans held for sale	$1,588	$4,838

Real estate loans:
Commercial mortgage	$419,130	385,615
Home equity lines and loans	207,917	216,853
Residential mortgage	306,478	261,983
Construction	52,844	45,403

Total real estate loans	986,369	909,854
Commercial and industrial	267,204	239,266
Consumer	11,429	12,200
Leases	30,390	35,397

Total portfolio loans and leases	1,295,392	1,196,717

Total loans and leases	$1,296,980	$1,201,555

Loans with predetermined rates	$608,490	$544,784
Loans with adjustable or floating rates	688,490	656,771

Total loans and leases	$1,296,980	$1,201,555

Net deferred loan origination costs included in the above loan table	$563	$378

B. Leases outstanding at December 31 are detailed by components of the net investment as follows:

	December 31,
(dollars in thousands)	2011	2010
Minimum lease payments receivable	$34,143	$39,711
Unearned lease income	(5,080)	(5,808)
Initial direct costs and deferred fees	1,327	1,494

Total	$30,390	$35,397

C. Non-Performing Loans and Leases*

	December 31,
(dollars in thousands)	2011	2010
Non-accrual loans and leases:
Commercial mortgage	$1,043	$1,911
Home equity lines and loans	2,678	987
Residential mortgage	3,228	4,411
Construction	4,901	202
Commercial and industrial	2,305	1,692
Consumer	5	15
Leases	155	279

Total	14,315	9,497

Loans and leases 90 days or more past due and still accruing:
Home equity lines and loans	—	—
Commercial and industrial	—	—
Consumer	—	10

Total	—	10

Total non-performing loans and leases	$14,315	$9,507

*	Purchased credit-impaired loans, which have been recorded at their fair values at the FKF Merger date and which are performing as expected are excluded from this table with the exception of $1.5 million and $785 thousand as of

December 31, 2011 and 2010, respectively, of purchased credit-impaired loans which became non-performing subsequent to the merger.

D. Purchased Credit-Impaired Loans

The outstanding principal balance and related carrying amount of credit-impaired loans, for which the Corporation applies ASC 310-30 to account for the interest earned, as of the dates indicated, is as follows:

	December 31,
(dollars in thousands)	2011	2010
Outstanding principal balance	$22,749	$27,489
Carrying amount(1)	13,993	17,837

(1)

Includes $678 thousand and $1.1 million of purchased credit-impaired loans as of December 31, 2011 and 2010, respectively, for which the Corporation could not estimate the timing or amount of expected cash flows to be collected at the FKF Merger date, and for which no accretable yield is recognized. Additionally, the table above includes $1.5 million and $785 thousand as of December 31, 2011 and 2010, respectively, of purchased credit-impaired loans that subsequently became non-performing, which are disclosed in Note 5C, above, and which also have no accretable yield.

The following table presents changes in the accretable discount on purchased credit-impaired loans, for which the Corporation applies ASC 310-30, for the twelve months ended December 31, 2011:

(dollars in thousands)	Accretable Discount
Balance, December 31, 2010	$6,333
Accretion	(1,299)
Reclassification from nonaccretable difference	3,944
Net additions/subtractions due to loan term modifications	868
Disposals	(309)

Balance, December 31, 2011	$9,537

E. Age Analysis of Past Due Loans and Leases

The following tables present an aging of the Corporation's loan and lease portfolio as of December 31, 2011 and 2010:

(dollars in thousands)		60 – 89
	30 –59 Days Past Due	Days Past Due	Over 89 Days Past Due	Total Past Due	Current	Total Loans and Leases	Over 89 Days and Accruing	Delinquency %*
As of December 31, 2011
Commercial mortgage	$193	$171	$1,311	$1,675	$417,455	$419,130	$—	0.40%
Home equity lines and loans	330	199	2,235	2,764	205,153	207,917	—	1.33%
Residential mortgage	1,455	907	1,856	4,218	302,260	306,478	—	1.38%
Construction	—	—	4,853	4,853	47,991	52,844	—	9.18%
Commercial and industrial	279	1,513	2,089	3,881	263,323	267,204	—	1.45%
Consumer	33	—	4	37	11,392	11,429	—	0.32%
Leases	156	75	145	376	30,014	30,390	—	1.24%

	$2,446	$2,865	$12,493	$17,804	$1,277,588	$1,295,392	$—	1.37%

*	Delinquency equals ["Total past due" plus "Over 89 and accruing"] /[Total loans and leases]

(dollars in thousands)	30 –59 Days Past Due	60 – 89 Days Past Due	Over 89 Days Past Due	Total Past Due	Current	Total Loans and Leases	Over 89 Days and Accruing	Delinquency %*

As of December 31, 2010
Commercial mortgage	$377	$—	$1,854	$2,231	$383,384	$385,615	$—	0.58%
Home equity lines and loans	958	981	988	2,927	213,926	216,853	—	1.35%
Residential mortgage	958	1,089	1,885	3,932	258,051	261,983	—	1.50%
Construction	1,730	201	—	1,931	43,472	45,403	—	4.25%
Commercial and industrial	1,467	68	1,344	2,879	236,387	239,266	—	1.20%
Consumer	21	3	23	47	12,153	12,200	10	0.47%
Leases	244	257	203	704	34,693	35,397	—	1.99%

	$5,755	$2,599	$6,297	$14,651	$1,182,066	$1,196,717	$10	1.23%

*	Delinquency equals ["Total past due" plus "Over 89 and accruing"] /[Total loans and leases]

F. Allowance for Loan and Lease Losses (the "Allowance")

The following table details the roll-forward of the Corporation's allowance for loan and lease losses for the twelve month periods ended December 31, 2011, 2010, 2009:

(dollars in thousands)	For the Twelve Months Ended December 31,
	2011	2010	2009
Balance, beginning of period	$10,275	$10,424	$10,332
Charge-offs	(4,648)	(10,694)	(7,370)
Recoveries	1,038	691	578
Provision for loan and lease losses	6,088	9,854	6,884

Balance, end of period	$12,753	$10,275	$10,424

The following table details the roll-forward of the Corporation's allowance for loan and lease losses, by portfolio segment, for the twelve months ended December 31, 2011:

(dollars in thousands)	Commercial Mortgage	Home Equity Lines and Loans	Residential Mortgage	Construction	Commercial and Industrial	Consumer	Leases	Unallocated	Total
Balance, December 31, 2010	$2,534	$1,563	$843	$633	$3,565	$115	$766	$256	$10,275
Charge-offs	(827)	(514)	(391)	(1,174)	(633)	(92)	(1,017)	—	(4,648)
Recoveries	—	190	—	—	307	11	530	—	1,038
Provision for loan and lease losses	1,458	468	1,140	1,925	577	85	253	182	6,088

Balance, December 31, 2011	$3,165	$1,707	$1,592	$1,384	$3,816	$119	$532	$438	$12,753

The following table details the allocation of the allowance for loan and lease losses by portfolio segment based on the methodology used to evaluate the loans and leases for impairment as of December 31, 2011 and 2010:

(dollars in thousands)	Commercial Mortgage	Home Equity Lines and Loans	Residential Mortgage	Construction	Commercial and Industrial	Consumer	Leases	Unallocated	Total

As of December 31, 2011
Allowance on loans and leases:
Individually evaluated for impairment	$—	$75	$358	$640	$248	$—	$—	$—	$1,321
Collectively evaluated for impairment	3,153	1,632	1,234	741	3,568	119	532	438	11,417
Purchased credit-impaired*	12	—	—	3	—	—	—	—	15

Total	$3,165	$1,707	$1,592	$1,384	$3,816	$119	$532	$438	$12,753

As of December 31, 2010									—
Allowance on loans and leases:
Individually evaluated for impairment	$152	$390	$56	$160	$83	$—	$—	$—	$841
Collectively evaluated for impairment	2,382	1,173	787	473	3,482	115	766	256	9,434
Purchased credit-impaired*	—	—	—	—	—	—	—	—	—

Total	$2,534	$1,563	$843	$633	$3,565	$115	$766	$256	$10,275

The following table details the carrying value for loans and leases by portfolio segment based on the methodology used to evaluate the loans and leases for impairment as of December 31, 2011 and 2010:

(dollars in thousands)	Commercial Mortgage	Home Equity Lines and Loans	Residential Mortgage	Construction	Commercial and Industrial	Consumer	Leases	Total

As of December 31, 2011
Balance of loans and leases:
Individually evaluated for impairment	$—	$2,714	$8,146	$6,062	$2,393	$5	$—	$19,320
Collectively evaluated for impairment	407,095	205,172	298,018	45,696	264,286	11,424	30,390	1,262,081
Purchased credit-impaired*	12,035	31	314	1,086	525	—	—	13,991

Total	$419,130	$207,917	$306,478	$52,844	$267,204	$11,429	$30,390	$1,295,392

As of December 31, 2010
Balance of loans and leases:
Individually evaluated for impairment	$2,615	$749	$2,480	$1,875	$896	$—	$—	$8,615
Collectively evaluated for impairment	371,692	215,991	259,165	38,179	237,643	12,198	35,397	1,170,265
Purchased credit-impaired*	11,308	113	338	5,349	727	2	—	17,837

Total	$385,615	$216,853	$261,983	$45,403	$239,266	$12,200	$35,397	$1,196,717

*	Purchased credit-impaired loans are evaluated for impairment on an individual basis

As part of the process of allocating the allowance to the different segments of the loan and lease portfolio, Management considers certain credit quality indicators. For the commercial mortgage, construction and commercial and industrial loan segments, periodic reviews, at least quarterly, of the individual loans are performed by both in-house staff as well as external loan reviewers. The result of these reviews is reflected in the risk grade assigned to each loan. These internally assigned grades are as follows:

•	Pass – Loans considered to be satisfactory with no indications of deterioration.

•

Special mention—Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

•

Substandard—Loans classified as substandard are inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any. Substandard loans have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

•

Doubtful—Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

In addition, the remaining segments of the loan and lease portfolio, which include residential mortgage, home equity lines and loans, consumer, and leases, are allocated portions of the allowance based on their performance status.

The following tables detail the carrying value of loans and leases by portfolio segment based on the credit quality indicators used to allocate the allowance for loan and lease losses as of December 31, 2011 and 2010:

Credit Risk Profile by Internally Assigned Grade

(dollars in thousands)	Commercial Mortgage		Construction		Commercial and Industrial		Total
As of December 31,	2011	2010	2011	2010	2011	2010	2011	2010
Pass	$414,250	$373,098	$38,367	$36,230	$260,050	$232,717	$712,667	$642,045
Special Mention	1,932	9,141	3,704	6,486	1,459	4,969	7,095	20,596
Substandard	2,948	1,680	10,521	2,687	5,523	735	18,992	5,102
Doubtful [1]	—	1,696	252	—	172	845	424	2,541

Total	$419,130	$385,615	$52,844	$45,403	$267,204	$239,266	$739,178	$670,284

[1]	Loans balances classified as "Doubtful" have been reduced by partial charge-offs, and are carried at their net realizable value.

Credit Risk Profile Based on Payment Activity

(dollars in thousands)	Residential Mortgage		Home Equity Lines and Loans		Consumer		Leases		Total
As of December 31,	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Performing	$303,250	$257,572	$205,239	$215,866	$11,424	$12,175	$30,235	$35,118	$550,148	$520,731
Non-performing	3,228	4,411	2,678	987	5	25	155	279	6,066	5,702

Total	$306,478	$261,983	$207,917	$216,853	$11,429	$12,200	$30,390	$35,397	$556,214	$526,433

G. Troubled Debt Restructurings ("TDRs"):

The restructuring of a loan is considered a "troubled debt restructuring" if both of the following conditions are met: (i) the borrower is experiencing financial difficulties, and (ii) the creditor has granted a concession. The most common concessions granted include one or more modifications to the terms of the debt, such as (a) a reduction in the interest rate for the remaining life of the debt, (b) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk, (c) a temporary period of interest-only payments, (d) a reduction in the contractual payment amount for either a short period or remaining term of the loan, or (e) for leases, a reduced lease payment. A less common concession granted is the forgiveness of a portion of the principal.

The determination of whether a borrower is experiencing financial difficulties takes into account not only the current financial condition of the borrower, but also the potential financial condition of the borrower, were a concession not granted. Similarly, the determination of whether a concession has been granted is very subjective in nature. For example, simply extending the term of a loan at its original interest rate or even at a higher interest rate could be interpreted as a concession unless the borrower could readily obtain similar credit terms from a different lender.

The Corporation has adopted the provisions of Accounting Standards Update ("ASU") No. 2011-02, "Receivables (Topic 310)—A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring." As such, the Corporation reassessed all loan and lease modifications occurring since January 1, 2011 for identification as troubled debt restructurings. The reassessment of all loan and lease modifications since January 1, 2011 did not uncover any previously undisclosed TDRs.

The following table presents the balance of TDRs as of the indicated dates:

(dollars in thousands)	December 31, 2011	December 31, 2010
TDRs included in nonperforming loans and leases	$4,300	$1,879
TDRs in compliance with modified terms	7,166	4,693

Total TDRs	$11,466	$6,572

The following table presents information regarding loan and lease modifications categorized as Troubled Debt Restructurings for the twelve months ended December 31, 2011:

(dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Residential	2	$674	$674
Commercial and industrial	3	478	478
Construction	2	4,430	4,430
Leases	11	157	157

Total	18	$5,739	$5,739

The following table presents information regarding the types of loan and lease modifications made for the twelve months ended December 31, 2011:

	Number of Contracts
	Interest Rate Change	Loan Term Extension	Interest Rate Change and Term Extension	Interest Rate Change with Interest-Only Period	Contractual Payment Reduction (Leases only)
Residential	—	—	1	1
Commercial and industrial	—	—	2	1	—
Construction	—	2	—	—	—
Leases	—	—	—	—	11

Total	—	2	3	2	11

During the twelve months ended December 31, 2011, there were no defaults of loans or leases that had been previously modified to Troubled Debt Restructurings.

H. Impaired Loans

The following tables detail the recorded investment and principal balance of impaired loans by portfolio segment, their related allowance for loan and lease losses and interest income recognized for the twelve months ended December 31, 2011 and 2010 (purchased credit-impaired loans are not included in the tables):

(dollars in thousands) As of or for the twelve months ended December 31, 2011	Recorded Investment**	Principal Balance	Related Allowance	Average Principal Balance	Interest income recognized	Cash-Basis Interest Income Recognized
Impaired loans with related allowance:
Home equity lines and loans	$448	$456	$75	$456	$1	$—
Residential mortgage	2,654	2,682	358	2,696	130	—
Construction	4,853	6,054	640	6,478	73	—
Commercial and industrial	1,568	2,160	248	2,199	32	—

Total	9,523	11,352	1,321	11,829	236	—

Impaired loans* without related allowance:						—
Home equity lines and loans	2,266	2,310	—	2,316	46	—
Residential mortgage	5,492	5,863	—	5,865	191	—
Construction	1,209	1,213	—	1,326	56	—
Commercial and industrial	825	855	—	1,031	20	—
Consumer loans	5	5	—	6	1	—

Total	9,797	10,246	—	10,544	314	—

Grand total	$19,320	$21,598	$1,321	$22,373	$550	$—

*	The table above does not include the recorded investment of $680 thousand of impaired leases without a related allowance for loan and lease losses.
**	Recorded investment equals principal balance less partial charge-offs and interest payments on non-performing loans that have been applied to principal.

(dollars in thousands) As of or for the twelve months ended December 31, 2010	Recorded Investment**	Principal Balance	Related Allowance	Average Principal Balance	Interest income recognized	Cash-Basis Interest Income Recognized
Impaired loans with related allowance:
Commercial mortgage	$1,696	$2,285	$110	$2,287	$116	$—
Home equity lines and loans	749	1,099	390	1,078	22	—
Residential mortgage	2,480	2,480	56	2,480	—	—
Commercial and industrial	1,514	4,294	123	4,318	83	—

Total	6,439	10,158	679	10,163	221	—

Impaired loans* without related allowance:						—
Commercial mortgage	158	158	—	160	1	—
Home equity lines and loans	273	279	—	280	8	—
Residential mortgage	4,841	5,170	—	5,109	194	—
Commercial and industrial	323	500	—	501	11	—
Consumer loans	25	26	—	26	1	—

Total	5,620	6,133	—	6,076	215	—

Grand total	$12,059	$16,291	$679	$16,239	$436	$—

*	The table above does not include the recorded investment of $1.3 million of impaired leases without a related allowance for loan and lease losses.
**	Recorded investment equals principal balance less partial charge-offs and interest payments on non-performing loans that have been applied to principal.